Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2031
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99969
Maximum Aggregate Offering Price	$ 499,845,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,028.6
Offering Note

(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-296632) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2037
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99608
Maximum Aggregate Offering Price	$ 498,040,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,779.33
Offering Note

(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-296632) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.